Financial risk management - Changes in level 3 liability (Details) - Level 3 - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in fair value measurement, liabilities
Opening balance	¥ 64,565	¥ 38,059
Converted into shares	(45,175)
Change in fair value		26,506
Change in fair value	116
Closing balance	19,506	64,565
Convertible note (Note 27)
Reconciliation of changes in fair value measurement, liabilities
Opening balance	64,565	38,059
Converted into shares	(45,175)
Change in fair value		26,506
Change in fair value	116
Closing balance	¥ 19,506	¥ 64,565